Quarterly Holdings Report
for

Fidelity® Magellan® Fund

June 30, 2020

MAG-QTLY-0820
1.803299.116

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
COMMUNICATION SERVICES - 10.2%
Entertainment - 1.5%
Netflix, Inc. (a)	632,600	$287,858
WME Entertainment Parent, LLC Class A (a)(b)(c)(d)	8,020,278	12,030
		299,888
Interactive Media & Services - 6.9%
Alphabet, Inc.:
Class A (a)	268,516	380,769
Class C (a)	270,854	382,882
Facebook, Inc. Class A (a)	2,418,500	549,169
		1,312,820
Media - 1.8%
Cable One, Inc.	81,600	144,828
Charter Communications, Inc. Class A (a)	380,700	194,172
		339,000

TOTAL COMMUNICATION SERVICES		1,951,708

CONSUMER DISCRETIONARY - 9.0%
Internet & Direct Marketing Retail - 5.2%
Amazon.com, Inc. (a)	359,420	991,575
Multiline Retail - 0.9%
Dollar General Corp.	871,012	165,936
Specialty Retail - 1.8%
The Home Depot, Inc.	1,340,454	335,797
Textiles, Apparel & Luxury Goods - 1.1%
NIKE, Inc. Class B	2,238,575	219,492

TOTAL CONSUMER DISCRETIONARY		1,712,800

CONSUMER STAPLES - 5.3%
Food & Staples Retailing - 2.6%
Costco Wholesale Corp.	767,600	232,744
Walmart, Inc.	2,119,418	253,864
		486,608
Household Products - 1.8%
Procter & Gamble Co.	2,955,300	353,365
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	869,876	164,128

TOTAL CONSUMER STAPLES		1,004,101

FINANCIALS - 7.7%
Capital Markets - 5.9%
BlackRock, Inc. Class A	369,300	200,932
CME Group, Inc.	1,091,600	177,429
Intercontinental Exchange, Inc.	2,059,599	188,659
Moody's Corp.	667,198	183,299
MSCI, Inc.	494,300	165,007
S&P Global, Inc.	628,870	207,200
		1,122,526
Insurance - 1.8%
Arthur J. Gallagher & Co.	1,643,894	160,263
Marsh & McLennan Companies, Inc.	1,740,935	186,924
		347,187

TOTAL FINANCIALS		1,469,713

HEALTH CARE - 13.1%
Biotechnology - 2.1%
Regeneron Pharmaceuticals, Inc. (a)	307,000	191,461
Vertex Pharmaceuticals, Inc. (a)	686,700	199,356
		390,817
Health Care Equipment & Supplies - 4.1%
Boston Scientific Corp. (a)	4,798,119	168,462
Danaher Corp.	1,313,431	232,254
Edwards Lifesciences Corp. (a)	600,592	41,507
IDEXX Laboratories, Inc. (a)	487,717	161,025
Intuitive Surgical, Inc. (a)	319,200	181,890
		785,138
Health Care Providers & Services - 1.8%
UnitedHealth Group, Inc.	1,169,817	345,038
Health Care Technology - 0.7%
Veeva Systems, Inc. Class A (a)	599,217	140,468
Life Sciences Tools & Services - 2.1%
Mettler-Toledo International, Inc. (a)	178,598	143,870
Thermo Fisher Scientific, Inc.	680,911	246,721
		390,591
Pharmaceuticals - 2.3%
Eli Lilly & Co.	1,495,152	245,474
Zoetis, Inc. Class A	1,412,409	193,557
		439,031

TOTAL HEALTH CARE		2,491,083

INDUSTRIALS - 8.8%
Aerospace & Defense - 1.8%
Lockheed Martin Corp.	523,037	190,867
Northrop Grumman Corp.	506,868	155,831
		346,698
Commercial Services & Supplies - 0.9%
Copart, Inc. (a)	255,435	21,270
Waste Connection, Inc. (United States)	1,557,346	146,063
		167,333
Electrical Equipment - 0.8%
AMETEK, Inc.	1,698,847	151,826
Industrial Conglomerates - 0.9%
Roper Technologies, Inc.	442,820	171,929
Professional Services - 3.2%
CoStar Group, Inc. (a)	196,700	139,789
IHS Markit Ltd.	2,256,364	170,355
TransUnion Holding Co., Inc.	1,656,965	144,222
Verisk Analytics, Inc.	922,047	156,932
		611,298
Road & Rail - 1.2%
Union Pacific Corp.	1,331,382	225,097

TOTAL INDUSTRIALS		1,674,181

INFORMATION TECHNOLOGY - 34.6%
IT Services - 10.9%
Accenture PLC Class A	1,121,700	240,851
Black Knight, Inc. (a)	1,900,853	137,926
Fidelity National Information Services, Inc.	1,439,216	192,984
Fiserv, Inc. (a)	1,800,600	175,775
Global Payments, Inc.	1,016,353	172,394
MasterCard, Inc. Class A	1,127,422	333,379
PayPal Holdings, Inc. (a)	1,633,700	284,640
VeriSign, Inc. (a)	708,800	146,601
Visa, Inc. Class A	1,996,026	385,572
		2,070,122
Semiconductors & Semiconductor Equipment - 1.7%
NVIDIA Corp.	831,000	315,705
Software - 15.4%
Adobe, Inc. (a)	684,400	297,926
ANSYS, Inc. (a)	542,500	158,264
Autodesk, Inc. (a)	768,900	183,913
Cadence Design Systems, Inc. (a)	1,745,445	167,493
Intuit, Inc.	657,500	194,745
Microsoft Corp.	6,355,300	1,293,369
Salesforce.com, Inc. (a)	1,390,951	260,567
ServiceNow, Inc. (a)	509,698	206,458
Synopsys, Inc. (a)	869,000	169,455
		2,932,190
Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	3,443,913	1,256,339

TOTAL INFORMATION TECHNOLOGY		6,574,356

MATERIALS - 3.1%
Chemicals - 3.1%
Ecolab, Inc.	854,545	170,012
Linde PLC	1,122,986	238,197
Sherwin-Williams Co.	310,351	179,336
		587,545
REAL ESTATE - 5.1%
Equity Real Estate Investment Trusts (REITs) - 5.0%
American Tower Corp.	888,799	229,790
Crown Castle International Corp.	1,158,202	193,825
Equinix, Inc.	269,000	188,919
Prologis, Inc.	1,976,043	184,424
SBA Communications Corp. Class A	532,200	158,553
		955,511
Real Estate Management & Development - 0.1%
Rialto Real Estate Fund LP (b)(c)(d)(e)	500,000	19,745

TOTAL REAL ESTATE		975,256

UTILITIES - 2.1%
Electric Utilities - 1.2%
NextEra Energy, Inc.	962,781	231,231
Water Utilities - 0.9%
American Water Works Co., Inc.	1,263,234	162,528

TOTAL UTILITIES		393,759

TOTAL COMMON STOCKS
(Cost $11,808,828)		18,834,502

Preferred Stocks - 0.4%
Convertible Preferred Stocks - 0.4%
INFORMATION TECHNOLOGY - 0.4%
Software - 0.4%
Bird Rides, Inc. Series C (a)(c)(d)	527,862	5,015
Malwarebytes Corp. Series B (a)(c)(d)	3,373,494	62,916
		67,931
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
Series 1C (d)	34,090,300	682
Series 1D (d)	6,659,794	133
		815
TOTAL PREFERRED STOCKS
(Cost $49,048)		68,746

Money Market Funds - 0.4%
Fidelity Cash Central Fund 0.12% (f)
(Cost $79,914)	79,897,795	79,914
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $11,937,790)		18,983,162
NET OTHER ASSETS (LIABILITIES) - 0.2%		36,738
NET ASSETS - 100%		$19,019,900

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $99,706,000 or 0.5% of net assets.

 (d) Level 3 security

 (e) Affiliated company

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Bird Rides, Inc. Series C	12/21/18	$6,200
Malwarebytes Corp. Series B	12/21/15	$35,000
Rialto Real Estate Fund LP	2/24/11	$50,000
WME Entertainment Parent, LLC Class A	4/13/16	$15,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$48
Fidelity Securities Lending Cash Central Fund	811
Total	$859

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Rialto Real Estate Fund LP	$21,590	$--	$--	$572	$--	$(1,845)	$19,745
Total	$21,590	$--	$--	$572	$--	$(1,845)	$19,745

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.